Sales Revenue - Summary of Information Regarding Receivables from Contracts with Customers and Contract Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Receivables from contracts with customers: [abstract]
Trade receivables	¥ 785,157	¥ 682,206
Contract liabilities:
Other current liabilities	261,049	232,580
Other noncurrent liabilities	¥ 193,845	¥ 169,684